CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Parent company statements of cash flows (unaudited) (Details)	6 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	¥ 111,379,427	$ 17,508,584	¥ (10,041,526)	$ (1,578,504)
Adjustments to reconcile net cash flows from operating activities:
Changes in warrants liabilities	(147,168,952)	(23,134,614)	0
Provision for doubtful accounts	(5,671,285)	(891,513)	(3,697,024)
Restricted shares issued for management and employees	27,375,871	4,303,423	3,403,513
Income (Loss) from Equity Method Investments	15,411	2,423	(251,296)
Restricted shares issued for services	4,631,063	727,992	0
Interest expenses related to convertible notes	0	0	42,364,203
Net cash used in operating activities	(23,040,333)	(3,621,886)	(16,697,242)
Cash flows from investing activities:
Repayments from loans to third parties	113,146,100	17,786,302	3,200,377
Payments to Acquire Loans Receivable	86,031,987	13,524,027	950,000
Proceeds from sale of ordinary shares, net of issuance costs	0	0	9,930,015
Interest expenses related to convertible notes	0	0	42,364,203
Net Cash Provided by (Used in) Investing Activities	26,776,942	4,209,273	1,874,808
Effect of exchange rate fluctuation on cash	(5,642,145)	(886,932)	(931,369)
Net increase (decrease) in cash	(11,134,493)	(1,750,316)	40,470,993
Cash at beginning of period	343,998,570
Cash at end of period	332,864,077	52,325,453
RECON TECHNOLOGY, LTD
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	111,357,510	17,505,140	(8,935,651)
Adjustments to reconcile net cash flows from operating activities:
Changes in warrants liabilities	(147,168,952)	(23,134,614)
Provision for doubtful accounts	1,916,515	301,272
Restricted shares issued for management and employees	27,375,871	4,303,423	3,403,513
Income (Loss) from Equity Method Investments	15,411	2,423
Restricted shares issued for services	4,631,063	727,992
Income from investment in unconsolidated entity			84,607
Interest expenses related to convertible notes			42,364,203
Equity in earnings of subsidiaries and VIEs	(88,767)	(13,954)	2,753,404
Other current assets	(2,448,550)	(384,906)	551,826
Other current liabilities	(7,226,571)	(1,136,001)	(1,890,271)
Net cash used in operating activities	(11,667,292)	(1,834,071)	(4,032,572)
Cash flows from investing activities:
Repayments from loans to third parties	111,796,100	17,574,085
Payments to Acquire Loans Receivable	85,851,987	13,495,731
Proceeds from sale of ordinary shares, net of issuance costs			9,930,015
Interest expenses related to convertible notes			42,364,203
Due from intercompany, VIEs and VIEs' subsidiaries	(45,913,426)	(7,217,483)	(10,431,998)
Net Cash Provided by (Used in) Investing Activities	(19,969,313)	(3,139,129)	41,862,220
Effect of exchange rate fluctuation on cash	(5,586,473)	(878,180)	(927,258)
Net increase (decrease) in cash	(37,223,078)	(5,851,381)	36,902,390
Cash at beginning of period	325,116,815	51,107,601	22,238,980
Cash at end of period	287,893,737	45,256,221	¥ 59,141,370
Non-cash investing and financing activities
Cancellation of shares issued	¥ 27,675,450	$ 4,350,516